UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2003

Check here if amendment |X| : Amendment Number: 1
This Amendment (Check one only.): |X| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. O'Malley, Jr.
Title:   Managing Member
Phone:   (203) 698-8800

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         January 30, 2004
------------------------------      --------------------      ------------------
(Signature)                         (City, State)                      (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name


_____________________________       ___________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     26
Form 13F Information Table Value Total:     $109,137
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                   Form 13F File Number          Name
---                   --------------------          ----

1                     28-10619                      O'Malley, Jr., Thomas D.
2                     28-10618                      Schmidt, Mark K.

                              TITLE OF                VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER             CLASS       CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------       --------   ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
American Tower Corp.           COM (A)   029912201      1353    125000                   X        1, 2                X

Circuit City Group             COM       172737108      8104    800000                   X        1, 2                X

Crown Castle Int'l Corp.       COM       228227104      4964    450000                   X        1, 2                X

Crown Holdings Inc.            COM       228368106       906    100000                   X        1, 2                X

Chiquita Brands Int'l Inc.     COM       170032809      2827    125488                   X        1, 2                X

Commscope Inc.                 COM       203372107      4899    300000                   X        1, 2                X

Doubleclick Inc.               COM       258609304      1803    175000                   X        1, 2                X

Earthlink Inc.                 COM       270321102      2500    250000                   X        1, 2                X

Fox Entertainment Group Inc.   CLA       35138T107      3644    125000                   X        1, 2                X

Home Depot                     COM       437076102      2662     75000                   X        1, 2                X

Honeywell Int'l Inc.           COM       438516106      6686    200000                   X        1, 2                X

Hughes Electronics Corp.       COM       444418107      4138    250000                   X        1, 2                X

K2 Inc.                        COM       482732104      3422    225000                   X        1, 2                X

Laidlaw Int'l                  COM       50730R102      3458    250000                   X        1, 2                X

McDermott Int'l Corp.          COM       580037109      7745    648100                   X        1, 2                X

Measurement Specialties Inc.   COM       583421102      2554    125000                   X        1, 2                X

Oxigene Inc.                   COM       691828107      1025    126512                   X        1, 2                X

PG&E Corp.                     COM       69331C108      2224     80097                   X        1, 2                X

Peregrine Systems Inc.         COM       71366Q200      1925    100000                   X        1, 2                X

Everest RE Group Ltd.          COM       G3223R108      2709     32024                   X        1, 2                X

Seralogicals Corp.             COM       817523103      1860    100000                   X        1, 2                X

Sovereign Bancorp              COM       845905108      2969    125000                   X        1, 2                X

The Sports Authority           COM       849174109     10176    265000                   X        1, 2                X

Tyco Int'l Ltd.                COM       902124106      8613    325000                   X        1, 2                X

United Globalcom               COM       913247508      9666   1139898                   X        1, 2                X

Uramprovident Corp.            COM       91529Y106      6308    400000                   X        1, 2                X

TOTAL                                                 109137